TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE	12 Months Ended
Dec. 31, 2019
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE

8)  TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE

	12.31.19	12.31.18
State VAT (ICMS) (1)	2,664,499	2,549,006
Withholding taxes and contributions (2)	142,940	129,741
PIS and COFINS (3)	2,125,186	5,000,677
Fistel, INSS, ISS and other taxes	84,935	217,056
Total	5,017,560	7,896,480

Current	4,176,362	4,674,218
Non-current	841,198	3,222,262

(1)   Includes ICMS credits from the acquisition of property and equipment, available to offset in 48 months; requests for refund of ICMS paid on invoices that were subsequently cancelled; for the rendering of services; tax substitution; and tax rate difference; among others. Non-current consolidated amounts include credits arising from the acquisition of property and equipment of R$537,209 and R$509,920 on December 31, 2019 and 2018, respectively.

(2)   Withholding income tax (“IRRF”) credits on short-term investments, interest on equity and others, which are used as deduction in operations for the period and social contribution tax withheld at source on services provided to public agencies.

(3)   The balances of December 31, 2019 and 2018 include the tax credits of PIS and COFINS plus interest accruals based on the SELIC, in the amounts of R$2,046,274 and R$4,915,139, respectively, arising from the final judicial processes on May 17, 2018 and August 28, 2018, in favor of the Company and its subsidiary, which recognized the right to deduct ICMS from the basis of the calculation of PIS and COFINS contributions for the periods from September 2003 to June 2017 and July 2004 to July 2013, respectively. On December 31, 2019 the remaining current balance was R$2,046,274. On December 31, 2018, current and non-current balances were R$2,520,990 and R$2,394,149, respectively.

The Internal Revenue Service filed a review, pursuant to Law 13,670/18, with the purpose of approving the PIS and COFINS credits resulting from the dispute that dealt with the exclusion of ICMS from the bases of these contributions. The Company has made every effort, including judicial measures, to meet in a timely manner the requests of this audit procedure and thus continue offsetting its tax credits.

       The Company has three other lawsuits of the same nature in progress (including lawsuits of companies that have already been merged - GVT and Telemig), treated as contingent assets, which cover several periods between December 2001 and June 2017, whose ranges of values we estimate between R$1,700 million to R$2,200 million.